Goodwill and Intangible Assets Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
Goodwill	$ 46,859	$ 46,859	$ 10,238
Goodwill acquired during the period	$ 0	$ 36,621